Organization (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Mar. 29, 2026	Oct. 16, 2025	Jul. 25, 2025	Jun. 03, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents					$ 279,600
Short-term investments					47,745	$ 0
Net Income (Loss) Attributable to Parent					159,800	32,400
Proceeds from issuance of common stock					$ 320,304	$ 53,091
Issuance of common stock					1,337,245
Enlightened Isotopes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subsidiary ownership percentage					80.00%
Renergen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subsidiary ownership percentage					94.50%
Common Stocks
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of common stock			$ 56,300
Issuance of common stock			7,500,000
Shares issued price per share			$ 8
Common Stocks | Registered Direct Offering [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of common stock		$ 199,300		$ 46,800
Issuance of common stock		17,167,380		7,518,797
Shares issued price per share		$ 12.25		$ 6.65
Skyline [Member] | QLE Exchange Agreement [Member] | Class A Ordinary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of ordinary shares assigned and transferred	1,995,000